LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, RM in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Mar. 30, 2017 IDR (Rp)	Mar. 24, 2017 IDR (Rp)	Mar. 13, 2015 IDR (Rp)
Borrowings and other credit facilities
Drawn down	$ 897.0	Rp 12,169,000	Rp 7,479,000	Rp 20,561,000
BNI - March 13, 2013 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 2,100,000
Current period payment							Rp 116,000
Interest rate basis	1 month JIBOR	1 month JIBOR
Interest rate adjustment (as a percent)					3.00%	3.00%	3.00%
BNI - November 20, 2013 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,500,000
Current period payment							Rp 375,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.00%	2.00%	2.00%
BNI - January 10, 2014 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 247,000
Current period payment							Rp 41,000
Interest rate basis	1 month JIBOR	1 month JIBOR
Interest rate adjustment (as a percent)					3.00%	3.00%	3.00%
BNI - November 3, 2014 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,050,000
Current period payment							Rp 186,000
Interest rate basis	1 month JIBOR	1 month JIBOR
Interest rate adjustment (as a percent)					3.35%	3.35%	3.35%
BNI - June 10, 2015 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 44,000
Current period payment							Rp 15,000
Interest rate basis	1 month JIBOR	1 month JIBOR
Interest rate adjustment (as a percent)					2.95%	2.95%	2.95%
BNI - October 12, 2015 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,400,000
Current period payment							Rp 350,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.50%	2.50%	2.50%
BNI - March 24, 2017
Borrowings and other credit facilities
Total facility									Rp 1,500,000
Unused facility							Rp 200,000
BNI - March 24 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,005,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.85%	1.85%	1.85%
BNI - March 24 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 150,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.85%	1.85%	1.85%
BNI - March 24 2017 - Bank loan III | Rupiah
Borrowings and other credit facilities
Total facility							Rp 650,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.85%	1.85%	1.85%
BNI - November 13 2017 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 400,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.50%	2.50%	2.50%
BRI - October 30, 2013 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 70,000
Current period payment							Rp 10,000
Interest rate (as a percent)					10.00%	10.00%	10.00%
BRI - October 30, 2013 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 34,000
Current period payment							Rp 5,000
Interest rate (as a percent)					10.00%	10.00%	10.00%
BRI - November 20, 2013 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,500,000
Current period payment							Rp 375,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.65%	2.65%	2.65%
BRI - December 18, 2015 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 800,000
Current period payment							Rp 75,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.70%	2.70%	2.70%
BRI - March 24, 2017
Borrowings and other credit facilities
Total facility									1,000,000
BRI - March 24 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 500,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.85%	1.85%	1.85%
BRI - March 24 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 500,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.85%	1.85%	1.85%
Bank Mandiri - November 20, 2013 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,500,000
Current period payment							375,000
Bank Mandiri - September 27, 2016 | Rupiah
Borrowings and other credit facilities
Total facility							70,000
Current period payment							Rp 9,000
Interest rate (as a percent)					9.50%	9.50%	9.50%
Bank Mandiri - March 24, 2017
Borrowings and other credit facilities
Total facility									Rp 1,500,000
Unused facility							Rp 810,000
Bank Mandiri - March 24 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							500,000
Bank Mandiri - March 24 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							195,000
Syndication of banks - March 13, 2015
Borrowings and other credit facilities
Total facility										Rp 3,000,000
Syndication of banks - March 13, 2015 (The Company) | Rupiah
Borrowings and other credit facilities
Total facility							2,900,000
Current period payment							483,000
Syndication of banks - March 13, 2015 (GSD) | Rupiah
Borrowings and other credit facilities
Total facility							100,000
Current period payment							17,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - October 9, 2014 | Rupiah
Borrowings and other credit facilities
Total facility							600,000
Current period payment							160,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Metra) | Rupiah
Borrowings and other credit facilities
Total facility							400,000
Current period payment							68,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Infomedia) | Rupiah
Borrowings and other credit facilities
Total facility							250,000
Current period payment							28,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Dayamitra)
Borrowings and other credit facilities
Total facility										750,000
Unused facility							82,500
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Dayamitra) | Rupiah
Borrowings and other credit facilities
Total facility							100,000
Current period payment							17,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - November 2, 2015 | Rupiah
Borrowings and other credit facilities
Total facility							400,000
Current period payment							80,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - October 3, 2016 | Rupiah
Borrowings and other credit facilities
Total facility							500,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30, 2017
Borrowings and other credit facilities
Total facility								Rp 800,000
Unused facility							529,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							97,500
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							202,500
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30 2017 - Bank loan III | Rupiah
Borrowings and other credit facilities
Total facility							100,000
Bank CIMB Niaga - March 31, 2011 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							24,000
Current period payment							Rp 3,000
Interest rate (as a percent)					9.75%	9.75%	9.75%
Bank CIMB Niaga - March 31, 2011 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 13,000
Current period payment							Rp 2,000
Interest rate (as a percent)					9.75%	9.75%	9.75%
Bank CIMB Niaga - September 9, 2011 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 41,000
Current period payment							Rp 4,000
Interest rate (as a percent)					9.75%	9.75%	9.75%
Bank CIMB Niaga - September 20, 2012 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 1,200,000
Current period payment							Rp 13,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					3.45%	3.45%	3.45%
Bank CIMB Niaga - September 20, 2012 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 118,000
Current period payment							Rp 1,000
Interest rate (as a percent)					9.00%	9.00%	9.00%
Bank CIMB Niaga - September 20, 2012 - Bank loan III | Rupiah
Borrowings and other credit facilities
Total facility							Rp 100,000
Current period payment							Rp 1,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					3.45%	3.45%	3.45%
Bank CIMB Niaga - March 30, 2017
Borrowings and other credit facilities
Total facility								495,000
Unused facility							Rp 195,000
Bank CIMB Niaga - March 30 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 200,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
Bank CIMB Niaga - March 30 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 295,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
Bank BCA Tbk - March 30 2017
Borrowings and other credit facilities
Total facility								850,000
Unused facility							Rp 750,000
Bank BCA Tbk - March 30 2017 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 170,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
Bank BCA Tbk - May 5 2017 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 3,000,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.00%	1.00%	1.00%
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility										750,000
Unused facility							Rp 82,500
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015 (Metra) | Rupiah
Borrowings and other credit facilities
Total facility							400,000
Current period payment							Rp 68,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.15%	2.15%	2.15%
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015 (Infomedia) | Rupiah
Borrowings and other credit facilities
Total facility							Rp 250,000
Current period payment							Rp 28,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.15%	2.15%	2.15%
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015 (Dayamitra) | Rupiah
Borrowings and other credit facilities
Total facility							Rp 100,000
Current period payment							Rp 17,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.15%	2.15%	2.15%
PT Bank Sumitomo Mitsui Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility								800,000
Unused facility							Rp 529,000
PT Bank Sumitomo Mitsui Indonesia - March 30 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 97,500
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
PT Bank Sumitomo Mitsui Indonesia - March 30 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 202,500
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
PT Bank Sumitomo Mitsui Indonesia - March 30 2017 - Bank loan III | Rupiah
Borrowings and other credit facilities
Total facility							Rp 100,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
United Overseas Bank Limited ("UOB Singapore") | USD
Borrowings and other credit facilities
Total facility							Rp 60
Interest rate basis	3 months LIBOR	3 months LIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
UOB | Rupiah
Borrowings and other credit facilities
Total facility							Rp 500,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.20%	2.20%	2.20%
Bank ANZ Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility										Rp 500,000
Unused facility							Rp 60,000
Bank ANZ Indonesia - March 13, 2015 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 500,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.00%	2.00%	2.00%
Bank ANZ Indonesia - March 13 2017
Borrowings and other credit facilities
Drawn down		Rp 200,000
Bank ANZ Indonesia - March 13 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.00%	2.00%	2.00%
Bank ANZ Indonesia - March 13 2017 | USD
Borrowings and other credit facilities
Total facility							Rp 500,000
Bank ICBC - April 5 2017 | Rupiah
Borrowings and other credit facilities
Total facility							272,000
Current period payment							Rp 23,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					2.36%	2.36%	2.36%
PT Bank DBS Indonesia December 23 2016 | Rupiah
Borrowings and other credit facilities
Total facility							Rp 6,000
Current period payment							Rp 1,000
Interest rate (as a percent)					13.00%	13.00%	13.00%
PT Bank DBS Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility								Rp 900,000
Unused facility							Rp 759,000
PT Bank DBS Indonesia March 30 2017 - Bank loan I | Rupiah
Borrowings and other credit facilities
Total facility							Rp 100,000
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)					1.50%	1.50%	1.50%
PT Bank DBS Indonesia March 30 2017 - Bank loan II | Rupiah
Borrowings and other credit facilities
Total facility							Rp 130,000
Interest rate (as a percent)					7.50%	7.50%	7.50%
Exim Bank of Malaysia Berhad - March 23 2016 | Malaysian ringgits
Borrowings and other credit facilities
Total facility | RM					RM 60
Current period payment | RM					RM 10
Interest rate basis	ECOF	ECOF
Interest rate adjustment (as a percent)					1.89%	1.89%	1.89%
Japan Bank for International Cooperation ("JBIC") | USD
Borrowings and other credit facilities
Total facility | $						$ 30.0
Current period payment | $						$ 6.0
Interest rate (as a percent)					2.18%	2.18%	2.18%
Interest rate basis	6 months LIBOR	6 months LIBOR
Interest rate adjustment (as a percent)					1.20%	1.20%	1.20%
JBIC - Facility A
Borrowings and other credit facilities
Total facility | $						$ 18.8
JBIC - Facility B
Borrowings and other credit facilities
Total facility | $						$ 12.5